Additional Financial Information (Schedule of Other Income) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Compensating Balances [Line Items]
Net unrealized loss on equity investments with readily determinable fair value	$ 7,510	$ (8,688)	$ 4,307	$ (28,303)
Other	346	193	774	561
Total other income (expense), net	8,070	(8,495)	6,784	(27,742)
Draftkings
Compensating Balances [Line Items]
Gains from shares sold — DraftKings	$ 214	$ 0	$ 1,703	$ 0